UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPH Asset Management LLC
           --------------------------------------------------
Address:   1111 Bagby Street, Suite 2350
           --------------------------------------------------
           Houston, Texas 77002
           --------------------------------------------------

           --------------------------------------------------

     Form 13F File Number:  028-14725
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Walker Moody
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     713-333-7688
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/     Walker Moody               Houston, Texas       November 14, 2012
----------------------------   ------------------------  -------------------
       [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              22
                                               -------------

Form 13F Information Table Value Total:      $32,353
                                        -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ANADARKO PETE CORP           COM            32511107     2,091   30,180 SH       SOLE             0   30,180      0    0
APACHE CORP                  COM            37411105     1,003   11,693 SH       SOLE             0   11,693      0    0
BP PLC                       SPONSORED ADR  55622104     3,537   84,088 SH       SOLE             0   84,088      0    0
CABOT OIL & GAS CORP         COM            127097103      926   22,358 SH       SOLE             0   22,358      0    0
CAMERON INTERNATIONAL CORP   COM            13342B105    1,134   20,736 SH       SOLE             0   20,736      0    0
COBALT INTL ENERGY INC       COM            19075F106      818   36,006 SH       SOLE             0   36,006      0    0
DENBURY RES INC              COM NEW        247916208      778   50,226 SH       SOLE             0   50,226      0    0
DRESSER-RAND GROUP INC       COM            261608103    1,012   20,000 SH       SOLE             0   20,000      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS   G10082140      658   20,000 SH       SOLE             0   20,000      0    0
FORUM ENERGY TECHNOLOGIES IN COM            34984V100    3,551  150,000 SH       SOLE             0  150,000      0    0
HALLIBURTON CO               COM            406216101    1,547   47,236 SH       SOLE             0   47,236      0    0
HERCULES OFFSHORE INC        COM            427093109    1,480  360,000 SH       SOLE             0  360,000      0    0
KODIAK OIL & GAS CORP        COM            50015Q100      436   48,811 SH       SOLE             0   48,811      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -      N53745100    2,474   50,655 SH       SOLE             0   50,655      0    0
MARATHON OIL CORP            COM            565849106    1,140   40,978 SH       SOLE             0   40,978      0    0
MARATHON PETE CORP           COM            56585A102      609   11,766 SH       SOLE             0   11,766      0    0
NOBLE ENERGY INC             COM            655044105    1,503   17,100 SH       SOLE             0   17,100      0    0
OIL STS INTL INC             COM            678026105    2,704   34,563 SH       SOLE             0   34,563      0    0
PDC ENERGY INC               COM            69327R101      557   20,000 SH       SOLE             0   20,000      0    0
QEP RES INC                  COM            74733V100    1,988   69,283 SH       SOLE             0   69,283      0    0
SANDRIDGE ENERGY INC         COM            80007P307      718  109,307 SH       SOLE             0  109,307      0    0
TRANSOCEAN LTD               REG SHS        H8817H100    1,689   34,452 SH       SOLE             0   34,452      0    0